Assets Pledged As Collateral Or For Security (Tables)	12 Months Ended
Dec. 31, 2021
Assets Pledged As Collateral Or For Security [Abstract]
Disclosure of Assets Pledged As Collateral Or For Security
The following assets were provided as collateral for bank borrowings, lease guarantees, government grants and outsourcing productions:

	December 31
	2021	2020
Demand deposits reserved for loan payment	$1,011	$997
Pledged time deposits	$222	$1,525